Consolidated Statements of Changes in Shareholders' Equity $ in Thousands, $ in Millions	MXN ($)	USD ($)	Capital stock [member] MXN ($)	Legal reserve [member] MXN ($)	Retained earnings [member] MXN ($)	Effect of derivative financial instruments acquired for hedging purposes [member] MXN ($)	Unrealized gain (loss) on available for sale securities [member] MXN ($)	Re-measurements of defined benefit plans [member] MXN ($)	Cumulative translation adjustment [member] MXN ($)	Total equity attributable to equity holders of the parent [member] MXN ($)	Non- controlling interests [member] MXN ($)
Beginning balance at Dec. 31, 2014	$ 234,639,048		$ 96,382,631	$ 358,440	$ 191,975,968	$ (1,556,693)		$ (62,992,683)	$ (39,783,387)	$ 184,384,276	$ 50,254,772
Net profit for the year	36,960,782				35,054,772					35,054,772	1,906,010
Effect of fair value of derivatives, net of deferred taxes	37,495					37,011				37,011	484
Unrealized gain (loss) on available for sale securities, net of deferred taxes	4,011						$ 4,011			4,011
Remeasurement of defined benefit plan, net of deferred taxes	(17,980,418)							(17,791,354)		(17,791,354)	(189,064)
Effect of translation of foreign entities	(35,606,320)								(34,055,403)	(34,055,403)	(1,550,917)
Total comprehensive (loss) income for the year	(16,584,450)				35,054,772	37,011	4,011	(17,791,354)	(34,055,403)	(16,750,963)	166,513
Dividends declared	(37,639,679)				(37,192,594)					(37,192,594)	(447,085)
Repurchase of shares	(33,951,781)		(9,154)		(33,942,627)					(33,951,781)
Effect of spin-off	16,158,640		(35,000)		16,193,640					16,158,640
Derecognition of the equity method investment in KoninKlijke KPN, with retained available for sale financial interest	(253,423)					1,458,894		(2,060,910)	348,593	(253,423)
Other acquisitions of non-controlling interests (Note 12)	(1,514,169)				(116,160)					(116,160)	(1,398,009)
Ending balance at Dec. 31, 2015	160,854,186		96,338,477	358,440	171,972,999	(60,788)	4,011	(82,844,947)	(73,490,197)	112,277,995	48,576,191
Net profit for the year	12,078,739				8,649,427					8,649,427	3,429,312
Effect of fair value of derivatives, net of deferred taxes	49,129					48,496				48,496	633
Unrealized gain (loss) on available for sale securities, net of deferred taxes	(6,673,731)						(6,673,731)			(6,673,731)
Remeasurement of defined benefit plan, net of deferred taxes	14,773,399							14,771,770		14,771,770	1,629
Effect of translation of foreign entities	107,498,708								104,178,880	104,178,880	3,319,828
Total comprehensive (loss) income for the year	127,726,244				8,649,427	48,496	(6,673,731)	14,771,770	104,178,880	120,974,842	6,751,402
Dividends declared	(18,991,635)				(18,339,294)					(18,339,294)	(652,341)
Stock dividend (Note 19)	4,607,786		1,512		4,606,274					4,607,786
Repurchase of shares	(7,215,872)		(2,475)		(7,213,397)					(7,215,872)
Partial sale of shares of Telekom Austria (Note 12)	6,323,336							68,127	(1,139,192)	(1,071,065)	7,394,401
Other acquisitions of non-controlling interests (Note 12)	(2,280,278)				(2,319,149)					(2,319,149)	38,871
Ending balance at Dec. 31, 2016	271,023,767		96,337,514	358,440	157,356,860	(12,292)	(6,669,720)	(68,005,050)	29,549,491	208,915,243	62,108,524
Net profit for the year	32,155,333				29,325,921					29,325,921	2,829,412
Effect of fair value of derivatives, net of deferred taxes	12,292					12,292				12,292
Unrealized gain (loss) on available for sale securities, net of deferred taxes	622,424						622,424			622,424
Remeasurement of defined benefit plan, net of deferred taxes	(7,046,089)	$ (356)						(7,075,606)		(7,075,606)	29,517
Effect of translation of foreign entities	(18,309,877)								(21,683,333)	(21,683,333)	3,373,456
Total comprehensive (loss) income for the year	7,434,083	378			29,325,921	$ 12,292	622,424	(7,075,606)	(21,683,333)	1,201,698	6,232,385
Dividends declared	(21,663,578)				(19,815,470)					(19,815,470)	(1,848,108)
Stock dividend (Note 19)	4,904,082		1,264		4,902,818					4,904,082
Repurchase of shares	(1,040,956)		(270)		(1,040,686)					(1,040,956)
Other acquisitions of non-controlling interests (Note 12)	(23,881)				(285)					(285)	(23,596)
Ending balance at Dec. 31, 2017	$ 260,633,517	$ 13,171	$ 96,338,508	$ 358,440	$ 170,729,158		$ (6,047,296)	$ (75,080,656)	$ 7,866,158	$ 194,164,312	$ 66,469,205